Business Description (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Feb. 13, 2023	Sep. 16, 2022	Sep. 30, 2023	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Description (Details) [Line Items]
Business combination, shares of common stock per common unit	0.5562
Cash acquired through reverse recapitalization			$ 34.1
Common stock, par value					$ 0.00001	$ 0.00001
Stock purchase agreement, amount authorized		$ 50.0
Public Warrants [Member]
Business Description (Details) [Line Items]
Warrant, exercise price				$ 11.5
Class A Common Stock [Member]
Business Description (Details) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001